Financial instruments	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
34.	Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by each category as at March 31, 2020 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	2,651,085	-	-	2,651,085	2,651,085
Other assets	10	350,972	-	-	350,972	350,972
Trade receivables	13	9,631,400	-	-	9,631,400	9,631,400
Other receivables	13	139,122	-	-	139,122	139,122
Other investments	15	210,262	-	1,710	211,972	211,972
Liabilities
Bank overdraft	8	1,235,794	-	-	1,235,794	1,235,794
Lease liabilities	7	1,826,210	-	-	1,826,210	1,826,210
Other liabilities	18	77,746	-	-	77,746	77,746
Borrowings from banks	19	5,985,628	-	-	5,985,628	5,985,628
Borrowings from others	19	2,117,108	-	-	2,117,108	2,117,108
Trade and other payables	20	8,366,215	-	-	8,366,215	8,366,215
Derivative financial liabilities	20	-	428	-	428	428

The carrying value and fair value of financial instruments by each category as at March 31, 2019 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	2,247,975	-	-	2,247,975	2,247,975
Other assets	10	347,189	-	-	347,189	347,189
Trade receivables	13	10,003,960	-	-	10,003,960	10,003,960
Other receivables	13	69,513	-	-	69,513	69,513
Other investments	15	192,929	-	1,710	194,639	194,639
Liabilities
Bank overdraft	8	1,553,203	-	-	1,553,203	1,553,203
Finance lease liabilities		96,879	-	-	96,879	96,879
Other liabilities	18	172,423	-	-	172,423	172,423
Borrowings from banks	19	4,217,112	-	-	4,217,112	4,217,112
Borrowings from others	19	2,441,199	-	-	2,441,199	2,441,199
Trade and other payables	20	7,442,360	-	-	7,442,360	7,442,360
Derivative financial liabilities	20	-	5,066	-	5,066	5,066

Details of financial assets hypothecated as collateral
The carrying amount of financial assets as at March 31, 2020 and 2019 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2020	March 31, 2019
Cash and cash equivalents	2,461,808	2,066,625
Other assets	243,723	253,696
Trade receivables	9,557,475	9,882,707
Other receivables	63,221	81,777
	12,326,227	12,284,805

Derivative financial instruments

(a)	Forwards and options
Foreign exchange forward contracts and options are purchased to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss. The counterparties for these contracts are generally banks or financial institutions. The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2020 and 2019.

	As of
	March 31, 2020	March 31, 2019
Forward contracts
In U.S. Dollars (Sell)	2,140	-
In U.S. Dollars (Buy)	-	2,637

The Company recognized a net loss on the forward contracts of ₹ 8,660 (March 31, 2019: ₹ 9,164 – Net Loss) for the year ended March 31, 2020.

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2020	March 31, 2019
Buy:	(US $)	(US $)
Not later than one month	-	246
Later than one month and not later than three months	2,140	1,729
Later than three months and not later than six months	-	662
Later than six months and not later than one year	-	-

(b)	Cross Currency Swap:

The Group enters into Cross Currency Swaps (Principal Only Swap arrangement) in order to hedge the cash flows arising out of the Principal and Interest payments of the underlying INR term loan. The period of the swap contracts is co terminus with the period of the underlying term loans. As per the terms of the arrangement, the Company shall pay USD fixed and receive fixed INR principal and interest cash flows during the term of the contract. The swap arrangement is marked to market at the end of every period and losses are recognised in the Statement of Profit and Loss. The swap contracts are settled before maturity during the current year and there are no outstanding balances as on March 31, 2020.

(c)	Interest Rate Swap:

During the current year, the Group has entered into Interest Rate Swaps in order to hedge the cash flows arising out of the Interest payments of the underlying US $ term loan. The period of the swap contract is co terminus with the period of the underlying term loan. As per the terms of the arrangement, the Group shall pay fixed rate of interest (ranging from 6.3% p.a. to 6.5% p.a.) and receive variable rate of interest equal to LIBOR + fixed rate (ranging from LIBOR + 3.5% to LIBOR + 4.5%) on notional amount. The swap arrangement is marked to market at the end of every period and gains and losses are recognized in the Statement of Income.

The maturity of these contracts extends for five years. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2020		March 31, 2019
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
Less than 1 year	4	8	106	149
One to two years	-	-	12	18
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
Total cash flows	4	8	118	167

Total notional amount outstanding as of March 31, 2020 is US $ 492 (March 31, 2019: US $ 3,163)
.

Net loss on account of interest rate swaps amount to ₹ 1,742 for the year ended March 31, 2020 (March 31, 2019: ₹ 3,838 – Net loss).

Fair value measurements:

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2020			Fair value as of March 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	326	-	-	4,585
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	102	-	-	481

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•	Level 3 – unobservable inputs for the asset or liability
o	Loss on cross currency swaps are valued using present value of cash flows from the swap contract estimated using swap rates calculated from respective countries’ yield curves.

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or

loss

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Financial assets at amortised cost
Interest income on bank deposits	32,094	26,025	25,168
Interest income from other financial assets	161,826	20,289	104,157
Impairment loss of trade receivables	(479,747)	(536,290)	(370,000)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	380	1,247	8,365

Financial liabilities at amortised cost
Interest expenses on lease obligations	(171,824)	(14,747)	(31,169)
Interest expenses on borrowings from banks, others and overdrafts	(764,398)	(617,087)	(381,644)